CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Accounts payable | $	$ 2,407	$ 406
Advanced Subscription Agreement, Due To Related Parties | $	$ 4,333	$ 3,412
Common Stock, Shares, Issued	11,380,421	11,324,677
Common Stock, Shares, Outstanding	11,380,421	11,324,677
Common Shares
Common Stock, Shares Authorized	6,083,872	6,028,128
Common Stock, Shares, Issued	6,083,872	6,028,128
Common Stock, Shares, Outstanding	6,083,872	6,028,128
B Ordinary Shares
Common Stock, Shares Authorized	5,296,549	5,296,549
Common Stock, Shares, Issued	5,296,549	5,296,549
Common Stock, Shares, Outstanding	5,296,549	5,296,549